Retirement benefit obligations - Schedule of Principal Assumptions Used in Valuations (Details)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Principal Actuarial and Financial Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rate	5.61%	5.55%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.67%	2.69%
Retail Price Index (RPI)
Rate of inflation:
Prices index	2.75%	2.97%
Consumer Price Index (CPI)
Rate of inflation:
Prices index	2.25%	2.52%